Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
13.	SUBSEQUENT EVENTS

The Company evaluated all events and transactions that occurred after June 30, 2026 up through September 14, 2026, except for the 1-for-15 share consolidation on ordinary share effected on September 8, 2026 which disclosed on Note 11, no other subsequent events have occurred that would require recognition or disclosure in the Company’s unaudited condensed consolidated financial statements.